Premises and equipment (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Premises and Equipment

	For the year ended October 31, 2023
	Owned by the Bank (1)						Right-of-use lease assets

(Millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures and other equipment	Leasehold improvements	Work in process	Buildings	Equipment	Total
Cost
Balance at beginning of period	$141	$1,261	$1,169	$836	$2,845	$120	$5,748	$299	$12,419
Additions	–	–	32	12	29	511	385	80	1,049
Acquisition through business combination	–	–	–	–	–	–	–	–	–
Transfers from work in process	–	19	246	62	187	(514)	–	–	–
Disposals	–	(53)	(216)	(96)	(78)	(2)	(331)	(31)	(807)
Foreign exchange translation	1	6	22	9	32	1	103	–	174
Other	(2)	18	30	12	(8)	(8)	(12)	(31)	(1)
Balance at end of period	$140	$1,251	$1,283	$835	$3,007	$108	$5,893	$317	$12,834
Accumulated depreciation
Balance at beginning of period	$–	$627	$640	$525	$1,656	$–	$1,643	$114	$5,205
Depreciation	–	51	247	91	235	–	559	92	1,275
Disposals	–	(50)	(216)	(88)	(70)	–	(112)	(31)	(567)
Foreign exchange translation	–	3	16	6	16	–	31	–	72
Other	–	15	36	16	26	–	28	(21)	100
Balance at end of period	$–	$646	$723	$550	$1,863	$–	$2,149	$154	$6,085
Net carrying amount at end of period	$140	$605	$560	$285	$1,144	$108	$3,744	$163	$6,749

	For the year ended October 31, 2022
	Owned by the Bank (1)						Right-of-use lease assets

(Millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures and other equipment	Leasehold improvements	Work in process	Buildings	Equipment	Total
Cost
Balance at beginning of period	$145	$1,308	$1,126	$773	$2,754	$170	$5,394	$308	$11,978
Additions	–	–	24	3	28	397	270	138	860
Acquisition through business combination	–	–	4	1	6	1	55	–	67
Transfers from work in process	–	15	195	49	206	(465)	–	–	–
Disposals	(10)	(83)	(195)	(5)	(205)	(1)	(153)	(146)	(798)
Foreign exchange translation	7	24	17	15	67	6	58	(1)	193
Other	(1)	(3)	(2)	–	(11)	12	124	–	119
Balance at end of period	$141	$1,261	$1,169	$836	$2,845	$120	$5,748	$299	$12,419
Accumulated depreciation
Balance at beginning of period	$–	$664	$584	$427	$1,589	$–	$1,133	$157	$4,554
Depreciation	–	48	234	94	233	–	569	87	1,265
Disposals	–	(80)	(192)	(4)	(204)	–	(106)	(146)	(732)
Foreign exchange translation	–	11	12	6	38	–	2	(1)	68
Other	–	(16)	2	2	–	–	45	17	50
Balance at end of period	$–	$627	$640	$525	$1,656	$–	$1,643	$114	$5,205
Net carrying amount at end of period	$141	$634	$529	$311	$1,189	$120	$4,105	$185	$7,214

(1)	As at October 31, 2023, we had total contractual commitments of $120 million to purchase premises and equipment (October 31, 2022 – $185 million).